Finance income and cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Analysis of finance income
Interest on cash and equivalents		$ 58,269	$ 93,122	$ 201,191
Interest on asset backed trust notes		5,714	6,342	6,525
Interest on recovery of guarantee deposits		7,595	2,047	83
Total finance income	$ 3,477	71,578	101,511	207,799
Analysis of finance cost
Leases financial cost		2,603,820	2,350,250	2,128,162
Financial instruments loss			448,559
Interest on asset backed trust notes		115,578	116,240	80,314
Cost of letter credit notes		61,549	73,141	49,856
Interest on debts and borrowings		14,222	16,368	1,660
Bank fees and others		4,574	3,707	3,607
Other finance costs		32,246	10,219	6,230
Total finance costs	$ 137,585	2,831,989	3,018,484	2,269,829
Capitalized borrowing costs
Interest on debts and borrowings		158,188	400,406	457,973
Capitalized interest		(143,966)	(384,038)	(456,313)
Interest on debts and borrowing in the consolidated statements of operations		$ 14,222	$ 16,368	$ 1,660